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September 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Managers Series, Inc.
        Columbia Multi-Advisor Small Cap Value Fund
        (formerly RiverSource Partners Small Cap Value Fund)
     Post-Effective Amendment No. 23
     File Nos. 333-57852/811-10321

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 23 (Amendment). This Amendment was filed electronically on September 27, 2010.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.